JPMorgan New York Municipal Money Market Fund Expense Example - Morgan Shares [Member] - JPMorgan New York Municipal Money Market Fund - Morgan	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	196
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	$ 771